Annual Fund Operating Expenses	Aug. 31, 2025
(Eaton Vance All Asset Strategy Fund and Eaton Vance Equity Strategy Fund - Classes A, C and I) | Eaton Vance All Asset Strategy Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 1, 2027
(Eaton Vance All Asset Strategy Fund and Eaton Vance Equity Strategy Fund - Classes A, C and I) | Eaton Vance All Asset Strategy Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	(0.11%)	[1]
Net Expenses (as a percentage of Assets)	1.12%
(Eaton Vance All Asset Strategy Fund and Eaton Vance Equity Strategy Fund - Classes A, C and I) | Eaton Vance All Asset Strategy Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	1.98%
Fee Waiver or Reimbursement	(0.11%)	[1]
Net Expenses (as a percentage of Assets)	1.87%
(Eaton Vance All Asset Strategy Fund and Eaton Vance Equity Strategy Fund - Classes A, C and I) | Eaton Vance All Asset Strategy Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	(0.11%)	[1]
Net Expenses (as a percentage of Assets)	0.87%
(Eaton Vance All Asset Strategy Fund and Eaton Vance Equity Strategy Fund - Classes A, C and I) | Eaton Vance Equity Strategy Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 1, 2027
(Eaton Vance All Asset Strategy Fund and Eaton Vance Equity Strategy Fund - Classes A, C and I) | Eaton Vance Equity Strategy Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	1.12%
(Eaton Vance All Asset Strategy Fund and Eaton Vance Equity Strategy Fund - Classes A, C and I) | Eaton Vance Equity Strategy Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.88%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	1.87%
(Eaton Vance All Asset Strategy Fund and Eaton Vance Equity Strategy Fund - Classes A, C and I) | Eaton Vance Equity Strategy Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.87%
Eaton Vance China Equity Fund - Classes A, C and I | Eaton Vance China Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 1, 2027
Eaton Vance China Equity Fund - Classes A, C and I | Eaton Vance China Equity Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.81%
Expenses (as a percentage of Assets)	1.96%
Fee Waiver or Reimbursement	(0.46%)	[3]
Net Expenses (as a percentage of Assets)	1.50%
Eaton Vance China Equity Fund - Classes A, C and I | Eaton Vance China Equity Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.81%
Expenses (as a percentage of Assets)	2.71%
Fee Waiver or Reimbursement	(0.46%)	[3]
Net Expenses (as a percentage of Assets)	2.25%
Eaton Vance China Equity Fund - Classes A, C and I | Eaton Vance China Equity Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.81%
Expenses (as a percentage of Assets)	1.71%
Fee Waiver or Reimbursement	(0.46%)	[3]
Net Expenses (as a percentage of Assets)	1.25%
Eaton Vance Worldwide Health Sciences Fund - Classes A, C, I and R | Eaton Vance Worldwide Health Sciences Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 1, 2027
Eaton Vance Worldwide Health Sciences Fund - Classes A, C, I and R | Eaton Vance Worldwide Health Sciences Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[4]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.21%
Fee Waiver or Reimbursement	(0.03%)	[4],[5]
Net Expenses (as a percentage of Assets)	1.18%
Eaton Vance Worldwide Health Sciences Fund - Classes A, C, I and R | Eaton Vance Worldwide Health Sciences Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[4]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.96%
Fee Waiver or Reimbursement	(0.03%)	[4],[5]
Net Expenses (as a percentage of Assets)	1.93%
Eaton Vance Worldwide Health Sciences Fund - Classes A, C, I and R | Eaton Vance Worldwide Health Sciences Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.96%
Fee Waiver or Reimbursement	(0.03%)	[4],[5]
Net Expenses (as a percentage of Assets)	0.93%
Eaton Vance Worldwide Health Sciences Fund - Classes A, C, I and R | Eaton Vance Worldwide Health Sciences Fund | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[4]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.46%
Fee Waiver or Reimbursement	(0.03%)	[4],[5]
Net Expenses (as a percentage of Assets)	1.43%

[1]
1	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.10% for Class A shares, 1.85% for Class C shares and 0.85% for Class I shares. This expense reimbursement will continue through January 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser and administrator may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement, or (ii) the expense limit in effect at the time of recoupment.

[2]
1	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.10% for Class A shares, 1.85% for Class C shares and 0.85% for Class I shares. This expense reimbursement will continue through January 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser and administrator may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement, or (ii) the expense limit in effect at the time of recoupment.

[3]
1	The administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares. This expense reimbursement will continue through January 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser, administrator and sub-adviser may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.

[4]
1	“Management Fees” reflect a base contractual advisory fee of 0.63%, a performance fee adjustment increase of 0.02% (based on the performance fee adjustment for the most recent fiscal year) and an administrative fee of 0.15%. See page 17 of this Prospectus for more information about the calculation of the performance fee adjustment.

[5]
2	The investment adviser, sub-adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.15% for Class A shares, 1.90% for Class C shares, 0.90% for Class I shares and 1.40% for Class R shares. This expense reimbursement will continue through January 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, any performance-based adjustment to an asset-based investment advisory fee, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser, sub-adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser, sub-adviser and administrator may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.